One Financial Way
Cincinnati, Ohio 45242

(OHIO NATIONAL FINANCIAL LOGO)

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100
February 13, 2009
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978) Post-effective Amendment No. 5 to Registration Statement File No. 333-134982
Ladies and Gentlemen:
Attached is Post-effective Amendment No. 5 to registration statement File No. 333-134982. This post effective amendment is being filed pursuant to Rule 485(b) of the Securities Act of 1933. This amendment is being filed to include revised GMIB and ARDBR riders, add a section on investment restrictions related to the new GMIB rider, amend certain rider fees for new issues of the riders and make certain non-material changes. Updated financial information and financial statements will be filed in a 485(b) amendment prior to May 1.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Kimberly A. Plante Kimberly A. Plante
Associate Counsel